SUPPLEMENT DATED APRIL 13, 2015

 FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2015

1.
In “The Funds Summary Section” for the Strategic Income Fund, under the heading “Principal Investment Strategies”, the seventh sentence in the second paragraph is deleted in its entirety and replaced with the following:

The equity-related Underlying Funds are currently composed of the First Investors Equity Income Fund, which primarily invests in dividend-paying stocks of any size company, and the First Investors Real Estate Fund, which primarily invests in securities issued by real estate investment trusts (“REITs”)(“Underlying Equity Funds”).

2.
In “The Funds Summary Section” for the Strategic Income Fund, under the heading “Principal Investment Strategies”, the second and third sentences in the third paragraph are deleted in their entirety and replaced with the following:

While the percentage of allocation to each Underlying Fund is flexible, under normal conditions, the Fund will invest approximately 95% (within a range of 85%-100%) of its net assets in the Underlying Income Funds and approximately 5% (within a range of 0%-15%) of its net assets in the Underlying Equity Funds. The Fund anticipates that it will invest a significant portion of its net assets in the First Investors Limited Duration High Quality Bond Fund, First Investors Investment Grade Fund, First Investors Fund For Income, First Investors Floating Rate Fund and First Investors International Opportunities Bond Fund and, to a lesser degree, in the First Investors Cash Management Fund, First Investors Government Fund, First Investors Tax Exempt Income Fund, First Investors Tax Exempt Opportunities Fund, First Investors Equity Income Fund and First Investors Real Estate Fund.

3.	In “The Funds Summary Section” for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, the following risks are added:

Industry Concentration Risk. An Underlying Fund’s strategy of concentrating its investments in issuers engaged in a single industry means that the Underlying Fund’s performance will be closely tied to the performance of that market segment.  The Underlying Fund will be more susceptible to adverse economic, market, political or regulatory occurrences affecting the real estate industry than a diversified fund.

Real Estate Investments Risk.  An Underlying Fund that invests in securities of companies engaged in the real estate industry is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REIT Risk.  In addition to the risks associated with the real estate industry, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types.  As a result, investments in REITs may be volatile.  REITs are pooled investment vehicles with their own fees and expenses and an Underlying Fund will indirectly bear a proportionate share of those fees and expenses.

4.
In “The Funds Summary Section” for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, the first sentence under the sub-heading “Interest Rate Risk” is deleted in its entirety and replaced with the following:

In general, when interest rates rise the market values of debt, municipal securities, real estate and real estate companies decline, and when interest rates decline, the market value of debt, municipal securities, real estate and real estate companies increase.

5.
In “The Funds Summary Section” for the Strategic Income Fund,  under the heading “Principal Risks of the Underlying Funds”, the following is added after the last sentence under the sub-heading “Liquidity Risk”:

In the case of real estate companies and REITs, the risk is heightened for issuers with smaller market capitalizations, limited investments, larger amounts of debt, or higher levels of exposure to sub-prime mortgages.

6.
In “The Funds Summary Section” for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, the first sentence under the sub-heading “Market Risk” is deleted in its entirety and replaced with the following:

The prices of an Underlying Fund’s securities may decline or experience volatility over short or even extended periods due to general market conditions, company-specific developments, an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

7.
In “The Funds Summary Section” for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, the text under the sub-heading “Prepayment and Extension Risk” is deleted in its entirety and replaced with the following:

To the extent an Underlying Fund invests in mortgage-backed or other asset-backed securities or in mortgage or hybrid REITs, it is subject to prepayment and extension risk. When interest rates decline, borrowers tend to refinance their loans and mortgages. When this occurs, the loans that back certain securities and mortgages may suffer a higher rate of prepayment, and a mortgage or hybrid REIT’s income and share price may decline. This could cause a decrease in the Underlying Fund’s income and share price. Extension risk is the flip side of prepayment risk. When interest rates rise, borrowers tend to repay their loans and mortgages less quickly, which generally will increase a mortgage or hybrid REIT and Underlying Fund’s sensitivity to interest rates and their potential for price declines.

8.
In “The Funds in Greater Detail” section for the Strategic Income Fund, under the heading “Principal Investment Strategies”, the sixth sentence in the second paragraph is deleted in its entirety and replaced with the following:

The equity-related Underlying Funds are currently composed of the First Investors Equity Income Fund, which primarily invests in dividend-paying stocks of any size company, and the First Investors Real Estate Fund, which primarily invests in securities issued by real estate investment trusts (“REITs”)(“Underlying Equity Funds”).

9.
In “The Funds in Greater Detail” section for the Strategic Income Fund, under the heading “Principal Investment Strategies”, the third and fourth sentences in the third paragraph are deleted in their entirety and replaced with the following:

While the percentage of allocation to each Underlying Fund is flexible, under normal conditions, the Fund will invest approximately 95% (within a range of 85%-100%) of its net assets in the Underlying Income Funds and approximately 5% (within a range of 0%-15%) of its net assets in the Underlying Equity Funds.  The allocation to the Underlying Equity Funds adds diversification to the Fund and may enhance returns, but may increase volatility to the Fund.

10.
In “The Funds in Greater Detail” section for the Strategic Income Fund, under the heading “Principal Investment Strategies”, the first sentence in the fourth paragraph is deleted in its entirety and replaced with the following:

The Fund anticipates that it will invest a significant portion of its net assets in the First Investors Limited Duration High Quality Bond Fund (within a range of 0%-40%), First Investors Investment Grade Fund (within a range of 0%-40%), First Investors Fund For Income (within a range of 0%-50%), First Investors Floating Rate Fund (within a range of 0%-40%), and First Investors International Opportunities Bond Fund (within a range of 0%-40%) and, to a lesser degree, in the First Investors Tax Exempt Income Fund (within a range of 0%-15%), First Investors Tax Exempt Opportunities Fund (within a range of 0%-15%), First Investors Cash Management Fund (within a range of 0%-20%), First Investors Government Fund (within a range of 0%-35%), First Investors Equity Income Fund (within a range of 0%-15%) and First Investors Real Estate Fund (within a range of 0%-15%).

11.
In “The Funds in Greater Detail” section for the Strategic Income Fund, under the heading “Descriptions of the Underlying Funds”, the first sentence is deleted in its entirety and replaced with the following:

For a description of the investment objectives and principal investment strategies of the Underlying Income Funds, except for the Tax Exempt Income Fund and Tax Exempt Opportunities Fund, and the Underlying Equity Funds, except for the Real Estate Fund, please refer to the discussion of each Underlying Fund in the “Funds in Greater Detail” section of this prospectus.

12.
In “The Funds in Greater Detail” section for the Strategic Income Fund, under the heading “Descriptions of the Underlying Funds”, the description of the First Investors Real Estate Fund Fund is added before the description of “Tax Exempt Income Fund”, as follows:

First Investors Real Estate Fund:

Investment Objective: The Fund seeks total return.

Principal Investment Strategies:  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies principally engaged in the real estate industry and/or investments that provide exposure to such companies.  For purposes of this 80% policy, other equity securities may include, without limitation, preferred stock, equity-based exchange-traded funds (ETFs) and instruments that are convertible into common stock.

The Fund will normally invest its assets primarily in securities issued by REITs listed on a U.S. stock exchange.  Currently, the Fund intends to invest only in U.S. exchange-listed REITs. The Fund typically will invest in equity REITs (i.e., REITs that directly own real estate), mortgage REITs (i.e., REITs that lend money directly to real estate owners and/or operators or invest in long-term mortgage pools) or hybrid REITs (i.e., REITs that participate in both equity and mortgage investing).

Although the Fund currently intends to invest exclusively in REITs, the Fund may, to a lesser extent, invest in securities of other companies principally engaged in the real estate industry.  An issuer is principally “engaged in” the real estate industry if at least 50% of its assets, gross income or net profits is attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry.  The Fund may invest in REITs and real estate companies of any market capitalization.

The Fund generally uses a “bottom-up” approach in selecting investments that entails performing fundamental analyses to identify securities that the Fund’s adviser believes can achieve superior returns, with a focus on companies with high, consistent return on invested capital, recurring operating income and strong capital structure.  The Fund will generally consider investments that meet one or more of the following criteria: discount to intrinsic value, attractive valuation relative to industry peers or the presence of a potential stock-specific catalyst.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investment opportunities become more attractive.

The Fund will concentrate its investments in the real estate industry. The Fund is non-diversified.

13.	In “The Funds in Greater Detail” section for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, the following risks are added:

Industry Concentration Risk:

An Underlying Fund’s strategy of concentrating its investments in issuers engaged in a single industry means that the Underlying Fund’s performance will be closely tied to the performance of that market segment. An Underlying Fund’s concentration in issuers in one industry may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. The Underlying Fund will be more susceptible to adverse economic, market, political or regulatory occurrences affecting the industry it is concentrated in than a fund that is diversified across industries and sectors of the economy.

Investments in the Real Estate Fund are subject to industry concentration risk.

Real Estate Investments Risk:

An Underlying Fund that invests in the real estate industry is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. The real estate industry is particularly sensitive to economic downturns.  Real estate companies and REITs may experience cycles of relative underperformance and outperformance in comparison to the equity markets in general.

Investments in the Real Estate Fund are subject to real estate investment risk.

REIT Risk:

In addition to the risks associated with the real estate industry, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. The failure of a company to qualify as a REIT under federal tax law may have an adverse impact on the Underlying Fund.  REITs also are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs to protect its investments.  REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types.  Investments in REITs may be volatile.  REITs are pooled investment vehicles with their own fees and expenses, and the Underlying Fund will indirectly bear a proportionate share of those fees and expenses.

Investments in the Real Estate Fund are subject to real estate investment risk.

14.
In “The Funds in Greater Detail” section for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, under the sub-heading “Interest Rate Risk”, the second sentence in the first paragraph is deleted in its entirety and replaced with the following:

The prices of securities issued by real estate companies, including REITs, are similarly sensitive to changes in interest rates. In general, when interest rates rise, the market values of debt and municipal securities, real estate and real estate companies decline, and when interest rates decline, the market value of debt and municipal securities, real estate and real estate companies increase.

15.
In “The Funds in Greater Detail” section for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, under the sub-heading “Interest Rate Risk”, the third paragraph is deleted in its entirety and replaced with the following:

Investments in the Cash Management Fund, Limited Duration High Quality Bond Fund, Government Fund, Investment Grade Fund, Floating Rate Fund, Fund For Income, International Opportunities Bond Fund, Tax Exempt Income Fund, Tax Exempt Opportunities Fund, Real Estate Fund and securities the Fund may invest in directly are subject to interest rate risk.

16.
In “The Funds in Greater Detail” section for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, under the sub-heading “Liquidity Risk”, the following is added after the last sentence of the first paragraph:

In the case of real estate companies and REITs, the risk is heightened for issuers with smaller market capitalizations, limited investments, larger amounts of debt, or higher levels of exposure to sub-prime mortgages. During certain periods, the liquidity of a particular real estate issuer or the real estate industry, generally, may decrease as a result of adverse economic, market or political events, or adverse investor perceptions, whether accurate or not.  If an Underlying Fund is forced to sell securities to meet redemption requests or other cash needs, the Underlying Fund may have to sell them at a loss.

17.
In “The Funds in Greater Detail” section for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, under the sub-heading “Liquidity Risk”, the second paragraph is deleted in its entirety and replaced with the following:

Investments in the Cash Management Fund, Investment Grade Fund, Floating Rate Fund, Fund For Income, International Opportunities Bond Fund, Tax Exempt Income Fund, Tax Exempt Opportunities Fund, Real Estate Fund and securities the Fund may invest in directly are subject to liquidity risk.

18.
In “The Funds in Greater Detail” section for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, under the sub-heading “Market Risk”, the first sentence in the first paragraph is deleted in its entirety and replaced with the following:

The market prices of an Underlying Fund’s securities may decline or experience volatility over short or even extended periods due to general market conditions, company-specific developments, an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

19.
In “The Funds in Greater Detail” section for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, under the sub-heading “Market Risk”, the following is added at the end of the first paragraph:

Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

20.
In “The Funds in Greater Detail” section for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, under the sub-heading “Market Risk”, the second paragraph is deleted in its entirety and replaced with the following:

Investments in the Limited Duration High Quality Bond Fund, Floating Rate Fund, Fund For Income, International Opportunities Bond Fund, Equity Income Fund and Real Estate Fund are subject to market risk.

21.
In “The Funds in Greater Detail” section for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, under the sub-heading “Mid-Size and Small-Size Company Risk”, the second paragraph is deleted in its entirety and replaced with the following:

Investments in the Equity Income Fund and Real Estate Fund are subject to mid-size and small-size company risk.

22.
In “The Funds in Greater Detail” section for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, under the sub-heading “Non-Diversification Risk”, the second paragraph is deleted in its entirety and replaced with the following:

Investments in the International Opportunities Bond Fund and Real Estate Fund are subject to non-diversification risk.

23.
In “The Funds in Greater Detail” section for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, the text under the sub-heading “Prepayment and Extension Risk” is deleted in its entirety and replaced with the following:

To the extent an Underlying Fund invests in mortgage-backed and other asset-backed securities or in mortgage or hybrid REITs, it is subject to prepayment and extension risk. When interest rates decline, borrowers tend to refinance their loans and mortgages. When this occurs, the loans that back certain securities and mortgages suffer a higher rate of prepayment and a mortgage or hybrid REIT’s income and share price may decline. This could cause a decrease in an Underlying Fund’s income and share price. Extension is the flip side of prepayment risk.  When interest rates rise, borrowers tend to repay their loans and mortgages less quickly, which generally increases a mortgage or hybrid REIT or Underlying Fund’s sensitivity to interest rates and its potential for price declines.  The impact of prepayments and extensions on the price of a security may be difficult to predict and may increase the security’s price volatility.

Investments in the Limited Duration High Quality Bond Fund, Government Fund, Investment Grade Fund and Real Estate Fund are subject to prepayment and extension risk.

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Please retain this Supplement for future reference.

IEP20415

SUPPLEMENT DATED APRIL 13, 2015

FIRST INVESTORS INCOME FUNDS
STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2015

1.	Under the heading “History and Classification of the Funds”, the fifth sentence in the first paragraph is deleted in its entirety and replaced with the following:

The Trust consists of nine Funds, eight of which are listed on the cover page of this SAI, each of which is a separate and distinct series of the Trust.  The other Fund, First Investors Real Estate Fund, is described in separate documents.

2.	In “Appendix B - Investment Strategies Used by the Underlying Funds for the First Investors Strategic Income Fund”, the following investment checklist is added as page I-B-12:

Real Estate Fund (“Underlying Fund”)	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments	✓
Corporate Bonds and Notes	✓
Convertible Debt Securities	✓
High Yield Securities	✓
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities	✓
Variable and Floating Rate Securities	✓
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	✓
Common Stocks, Preferred Stocks, Rights and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Related Companies and Real Estate Investment Trusts	✓
Master Limited Partnerships	✓
Foreign Securities Exposure	✓
Depositary Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	✓
Foreign Securities Traded in Emerging Markets	✓

Foreign Currency	✓
Derivatives	─
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Options	─
Futures	─
Forwards	─
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓

* * * * *

Please retain this Supplement for future reference.

IFSAI20415